Employee benefits (Details 10) - Overfunded Pension Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Transfer		$ (27)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	$ 656	664
Return on plan assets	(77)	36
Assets purchases	65	230
Assets sold during the year	(82)	(235)
Translation adjustment	(114)	37
Transfer between Overfunded pension and Underfunded pension plans	924	(76)
Assets as at end of the year	1,372	656
Trading equity securities [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	200	240
Return on plan assets	(12)	5
Assets purchases		11
Assets sold during the year	(3)	(6)
Translation adjustment	(13)	8
Transfer between Overfunded pension and Underfunded pension plans		(58)
Transfer	(129)
Assets as at end of the year	43	200
International Investments [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year
Return on plan assets	(69)
Translation adjustment	(9)
Transfer	129
Assets as at end of the year	51
Ifrs Real Estate Funds [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year		3
Assets sold during the year		(3)
Assets as at end of the year
Investment property [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	294	293
Return on plan assets	(19)	9
Assets purchases	3	8
Assets sold during the year	(12)	(16)
Translation adjustment	(54)	18
Transfer between Overfunded pension and Underfunded pension plans		(18)
Assets as at end of the year	212	294
Loan To Participants [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	162	128
Return on plan assets	23	22
Assets purchases	62	211
Assets sold during the year	(67)	(210)
Translation adjustment	(38)	11
Assets as at end of the year	142	162
Other [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year
Transfer between Overfunded pension and Underfunded pension plans	924
Assets as at end of the year	$ 924